SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Plant, Equipment And Mining Properties - Mexico	$ 56,725	$ 53,400
Plant, Equipment And Mining Properties - Canada	378	401
Total Plant, Equipment And Mining Properties	$ 57,103	$ 53,801